Shareholders' equity - Business Combinations (Details) R$ in Thousands, $ in Millions	Dec. 31, 2023 BRL (R$)	Mar. 03, 2023 BRL (R$)	Mar. 03, 2023 USD ($)	Dec. 31, 2022 BRL (R$)
Disclosure of classes of share capital [line items]
HPX Liabilities	R$ 285,206			R$ 330,309
HPX net assets	373,153			R$ 984,103
HPX Corporation [Member]
Disclosure of classes of share capital [line items]
Cost of shares issued	146,741
Fair value of Earn-out shares	(44,240)
Adjusted cost of shares issued to HPX shareholders	102,501
HPX Assets	48,083
HPX Liabilities	49,676
HPX net assets		R$ (1,593)
Stock listing expense	R$ 100,908	R$ 100,900	$ 19.4